Equity - Disclosure of ordinary shares and convertible preferred shares (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Equity [abstract]
Number of shares outstanding, beginning balance (in shares)	173,415,423	162,397,202
Share-based compensation exercises (in shares)	337,675	0
Capital Increase (in shares)	15,893,817	7,666,666
Number of shares outstanding, ending balance (in shares)	189,646,915	170,063,868